SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
USD
Foreign Currency Translation
Currency exchange rates as of Balance Sheet	7.0998		6.3482	6.5713
Currency exchange rates, Profit/Loss	6.7240	6.5284	6.4598	6.8282
SGD
Foreign Currency Translation
Currency exchange rates as of Balance Sheet	4.9717		4.6932	4.8768
Currency exchange rates, Profit/Loss	4.8325	4.8200	4.7850	4.9246